Concentration of risk	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of risk

Note 10 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD 69,846). As of June 30, 2025, cash balance of RMB 340,047,601 (USD 47,501,970) was deposited with financial institutions located in China, of which RMB 329,394,812 (USD 46,013,859) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 101,914) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025, cash balance of RMB 740,744,294 (USD 103,476,140) was maintained at financial institutions in Hong Kong, of which RMB 734,166,713 (USD 102,557,304) was subject to credit risk. In Singapore, the insurance coverage of each bank is SGD 100,000 (approximately USD 78,478). As of June 30, 2025, cash balance of RMB 679,441,272 (USD 94,912,591) was maintained at financial institutions in Singapore, of which RMB 677,194,110 (USD 94,598,680) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2025, cash balance of USD 7,424,103 (RMB 53,146,181) was deposited with a financial institution located in US, of which USD 6,656,593 (RMB 47,651,884) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.